Segment Information (Tables)	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Summary of financial information for operations by reportable business segment
Summary financial information by reportable segment follows:

(in millions)	Revenues	Operating Income (Loss)	Assets	Depreciation and Amortization	Capital Expenditures
2020
Carlisle Construction Materials	$2,995.6	$581.6	$2,045.3	$98.0	$52.0
Carlisle Interconnect Technologies	731.6	(2.1)	1,740.9	77.5	14.5
Carlisle Fluid Technologies	242.7	5.3	679.6	23.4	4.7
Segment Total	3,969.9	584.8	4,465.8	198.9	71.2
Corporate and unallocated(1)	—	(97.0)	981.0	3.8	14.1
Discontinued operations	—	—	419.6	21.5	10.2
Total	$3,969.9	$487.8	$5,866.4	$224.2	$95.5
2019
Carlisle Construction Materials	$3,233.3	$576.0	$2,097.8	$93.9	$30.1
Carlisle Interconnect Technologies	972.9	131.6	1,880.4	63.0	23.6
Carlisle Fluid Technologies	278.4	24.0	707.5	24.1	3.5
Segment Total	4,484.6	731.6	4,685.7	181.0	57.2
Corporate and unallocated(1)	—	(97.5)	371.3	2.7	12.6
Discontinued operations	—	—	439.0	21.7	19.1
Total	$4,484.6	$634.1	$5,496.0	$205.4	$88.9
2018
Carlisle Construction Materials	$2,880.3	$435.4	$1,870.7	$77.9	$50.0
Carlisle Interconnect Technologies	933.8	117.3	1,446.4	58.3	27.2
Carlisle Fluid Technologies	291.6	37.1	678.0	22.9	11.5
Segment Total	4,105.7	589.8	3,995.1	159.1	88.7
Corporate and unallocated(1)	—	(79.8)	811.5	2.9	1.5
Discontinued operations	—	—	442.6	28.6	30.5
Total	$4,105.7	$510.0	$5,249.2	$190.6	$120.7
(1)Corporate operating loss includes other unallocated costs, primarily general corporate expenses. Corporate assets consist primarily of cash and cash equivalents, deferred taxes and other invested assets.

Schedule of long-lived assets, excluding deferred tax assets and intangible assets, by region
Long-lived assets, excluding deferred tax assets and intangible assets, by region follows:

(in millions)	December 31, 2020	December 31, 2019
United States	$485.5	$499.8
International:
Europe	105.9	98.4
Asia	31.5	32.8
Mexico	29.9	31.3
United Kingdom	22.9	23.1
Other	0.3	0.2
Total long-lived assets	$676.0	$685.6

Disaggregation of Revenue
A summary of revenues based on the country to which the product was delivered and reconciliation of disaggregated revenue by segment follows:

	2020
(in millions)	CCM	CIT	CFT	Total
United States	$2,677.5	$540.9	$109.4	$3,327.8
International:
Europe	201.4	65.3	46.3	313.0
Asia	17.8	69.9	74.9	162.6
Canada	77.7	3.4	5.2	86.3
Mexico	4.3	33.7	4.6	42.6
Middle East and Africa	11.7	15.0	1.6	28.3
Other	5.2	3.4	0.7	9.3
Total international	318.1	190.7	133.3	642.1
Total revenues	$2,995.6	$731.6	$242.7	$3,969.9

	2019
(in millions)	CCM	CIT	CFT	Total
United States	$2,895.5	$699.5	$124.1	$3,719.1
International:
Europe	204.2	71.7	54.8	330.7
Asia	19.7	107.9	87.9	215.5
Canada	89.7	5.5	6.2	101.4
Mexico	3.0	53.0	2.7	58.7
Middle East and Africa	13.1	23.0	1.9	38.0
Other	8.1	12.3	0.8	21.2
Total international	337.8	273.4	154.3	765.5
Total revenues	$3,233.3	$972.9	$278.4	$4,484.6

	2018
(in millions)	CCM	CIT	CFT	Total
United States	$2,552.6	$634.0	$116.9	$3,303.5
International:
Europe	186.2	89.7	58.6	334.5
Asia	16.4	114.0	100.1	230.5
Canada	97.9	4.8	6.5	109.2
Mexico	4.1	48.2	5.4	57.7
Middle East and Africa	15.2	27.7	2.5	45.4
Other	7.9	15.4	1.6	24.9
Total international	327.7	299.8	174.7	802.2
Total revenues	$2,880.3	$933.8	$291.6	$4,105.7